Exhibit 99

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	7

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,396,299.23

Principal:
Principal Collections	$24,764,577.85
Prepayments in Full	$12,284,899.89
Liquidation Proceeds	$557,045.47
Recoveries	$6,399.69

Sub Total	$37,612,922.90

Collections	$42,009,222.13

Purchase Amounts:
Purchase Amounts Related to Principal	$150,787.26
Purchase Amounts Related to Interest	$926.08

Sub Total	$151,713.34
Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$42,160,935.47

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	7

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,160,935.47
Servicing Fee	$985,038.17	$985,038.17	$0.00	$0.00	$41,175,897.30
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,175,897.30
Interest—Class A-2 Notes	$190,422.11	$190,422.11	$0.00	$0.00	$40,985,475.19
Interest—Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$40,711,215.19
Interest—Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$40,422,742.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,422,742.69
Interest—Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$40,345,108.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,345,108.69
Interest—Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$40,287,196.69
Third Priority Principal Payment	$4,369,012.35	$4,369,012.35	$0.00	$0.00	$35,918,184.34
Interest—Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$35,846,820.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,846,820.34
Regular Principal Payment	$29,616,833.10	$29,616,833.10	$0.00	$0.00	$6,229,987.24
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$6,229,987.24
Residual Released to Depositor	$0.00	$6,229,987.24	$0.00	$0.00	$0.00

Total		$42,160,935.47

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,369,012.35
Regular Principal Payment	$29,616,833.10

Total	$33,985,845.45

IV. NOTEHOLDER PAYMENTS

Original	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,985,845.45	$97.72	$190,422.11	$0.55	$34,176,267.56	$98.27
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$33,985,845.45	$24.35	$960,064.61	$0.69	$34,945,910.06	$25.04

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$336,039,010.85	0.9661846	$302,053,165.40	0.8684680
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,080,019,010.85	0.7739409	$1,046,033,165.40	0.7495866

Pool Information
Weighted Average APR		4.299%		4.291%
Weighted Average Remaining Term		52.32		51.52
Number of Receivables Outstanding		54,920		53,877
Pool Balance		$1,182,045,800.43		$1,143,916,499.87
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$1,082,847,783.46		$1,048,289,998.50
Pool Factor		0.7932174		0.7676306

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$17,158,747.50
Yield Supplement Overcollateralization Amount	$95,626,501.37
Targeted Overcollateralization Amount	$97,883,334.47
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$97,883,334.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		117	$371,990.09
(Recoveries)		13	$6,399.69

Net Losses for Current Collection Period			$365,590.40
Cumulative Net Losses Last Collection Period			$1,054,661.65

Cumulative Net Losses for all Collection Periods			$1,420,252.05

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.37%

Delinquent Receivables:
% of EOP Pool Balance		# of Receivables	Amount
31-60 Days Delinquent	0.92%	491	$10,542,338.07
61-90 Days Delinquent	0.08%	47	$930,078.55
91-120 Days Delinquent	0.02%	11	$256,622.86
Over 120 Days Delinquent	0.02%	8	$219,505.84

Total Delinquent Receivables	1.04%	557	$11,948,545.32

Repossession Inventory:

Repossessed in the Current Collection Period		48	$1,241,476.10
Total Repossessed Inventory		63	$1,660,020.24

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3347%
Preceding Collection Period			0.3008%
Current Collection Period			0.3772%
Three Month Average			0.3376%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0782%
Preceding Collection Period			0.0838%
Current Collection Period			0.1225%
Three Month Average			0.0948%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G
Filed by: Ford Motor Credit Company LLC CIK#: 0000038009 Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer